Income Taxes (Tables)	12 Months Ended
Feb. 29, 2016
Income Tax Disclosure [Abstract]
Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax
The difference between the amount of the provision for income taxes and the amount computed by multiplying net income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Statutory Canadian tax rate	26.6%	26.6%	26.6%
Expected recovery of income taxes	$(75)	$(102)	$(1,908)
Differences in income taxes resulting from:
Valuation allowance	58	79	781
Investment tax credits	(29)	(51)	(77)
Canadian tax rate differences	2	(27)	(82)
Change in unrecognized income tax benefits	(9)	—	—
Foreign tax rate differences	6	11	(10)
Other differences	6	8	(47)
Withholding tax on unremitted earnings	(33)	1	32
	$(74)	$(81)	$(1,311)

Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Loss before income taxes:
Canadian	$(278)	$(600)	$(7,212)
Foreign	(4)	215	28
	$(282)	$(385)	$(7,184)

Provision for Income Taxes from Continuing Operations
The recovery of income taxes consists of the following:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Current
Canadian	$(10)	$(153)	$(1,203)
Foreign	38	21	77
Deferred
Canadian	(35)	39	(184)
Foreign	(67)	12	(1)
	$(74)	$(81)	$(1,311)

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	February 29, 2016	February 28, 2015
Assets
Property, plant, equipment and intangibles	$42	$81
Non-deductible reserves	122	108
Minimum taxes	264	268
Convertible Debentures (see note 10)	7	121
Research and development	244	199
Tax loss carryforwards	450	84
Other	60	15
Deferred income tax assets	1,189	876

Valuation allowance	993	866
Deferred income tax assets net of valuation allowance	196	10

Liabilities
Property, plant, equipment and intangibles	(173)	(15)
Withholding tax on unremitted earnings	—	(33)
Deferred income tax liabilities	(173)	(48)
Net deferred income tax asset/(liability)	$23	$(38)
Deferred income tax asset - current	$—	$10
Deferred income tax asset	33	—
Deferred income tax liability	(10)	(48)
	$23	$(38)

Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits
The Company’s total unrecognized income tax benefits as at February 29, 2016 and February 28, 2015 were $37 million and $11 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective income tax rate is as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Unrecognized income tax benefits, opening balance	$11	$8	$29
Increase for income tax positions of prior years	—	3	5
Increase for income tax positions of current year	34	—	—
Settlement of tax positions	(8)	—	(23)
Other	—	—	(3)
Unrecognized income tax benefits, ending balance	$37	$11	$8

Summary of Open Tax Years by Major Jurisdiction
A summary of open tax years by major jurisdiction is presented below:

Jurisdiction
Canada(1)	Fiscal 2010 - 2016
United States(2)	Fiscal 2013 - 2016
United Kingdom	Fiscal 2014 - 2016
______________________________
(1)    Includes federal as well as provincial jurisdictions, as applicable.
(2)     Pertains to federal tax years. Certain state jurisdictions remain open from fiscal 2012 through fiscal 2016.

Summary of Net Operating Losses and Tax Credits Carryforward
As at February 29, 2016, the Company has the following net operating loss carryforwards and tax credits which are scheduled to expire in the following years:

Year of Expiry	Net Operating Losses	Capital Losses	Research and Development Tax Credits	Minimum Taxes
2026	$1	$—	$—	$—
2028	2	—	—	—
2029	14	—	—	1
2030	—	—	—	109
2031	28	—	1	127
2032	—	—	—	27
2033	—	—	120	—
2034	—	—	112	—
2035	646	—	47	—
2036	867	—	25	—
Indefinite	16	24	—	—
	$1,574	$24	$305	$264